COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Commitments [Abstract]
Disclosure of future minimum purchase obligations under arrangements	Future minimum purchase obligations under these supplier and sponsorship arrangements at December 31, 2020 were as follows:

	At December 31, 2020
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Minimum purchase obligations	67,668	54,485	16,900	—	139,053

Disclosure of future aggregate minimum lease payments under non-cancellable operating leases	The future aggregate minimum lease payments under non-cancellable leases, primarily relating to the lease of stores and industrial buildings, are as follows:

	At December 31, 2020
	Due within one year	Due between one and three years	Due between three and five years	Due beyond five years	Total
	(€ thousand)
Future minimum lease payments under lease agreements	17,447	20,295	11,796	16,319	65,857